Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash equivalents	₩ 1,572,058	₩ 2,021,640	₩ 2,257,522	₩ 1,824,649
Trade accounts and notes receivable, net	2,359,184	3,624,477
Accrued income, net	34,987	22,552
Lease receivables	7,406	10,063
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash equivalents	1,572,058	2,021,640
Deposits in banks	611	611
Trade accounts and notes receivable, net	2,136,774	2,500,608
Non-trade receivables, net	145,426	227,477
Accrued income, net	34,987	22,552
Deposits	14,549	16,747
Loans	13,318	37,143
Financial assets carried at amortized cost, Subtotal	3,917,723	4,826,778
Lease receivables	7,406	10,063
Financial assets at fair value through profit or loss	131,987	257,721
Trade accounts and notes receivable, net	222,410	1,123,869
Total	4,279,526	6,337,529
Convertible Securities
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,470
Convertible Securities | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,470
Convertible Securities | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,470
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	131,987	256,251
Financial assets effective for fair value hedging		119,098
Derivatives [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	131,987	256,251
Financial assets effective for fair value hedging		119,098
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	₩ 131,987	256,251
Derivatives [member] | Credit risk [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets effective for fair value hedging		₩ 119,098